Quality assurance and Regulatory expenses (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about quality assurance and regulatory expenses [text block]

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Staff costs	826	641	353
Consulting and contractors' fees	440	291	400
QA & Regulatory	511	542	148
Travel	6	—	—
Other	39	—	27
Capitalized costs	(359)	(1,247)	(701)
Total quality assurance and regulatory expenses	1,463	227	227